Net Defined Benefit Liabilities - Summary of Changes in the Net Defined Benefit Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning	₩ 188,970	[1]	₩ 210,766
Changes in net defined benefit liability (asset) [abstract]
Current service cost	241,448		233,273		₩ 227,576
Past service cost	451		(16,197)
Gains on settlement	(4,311)		(1,912)		0
Interest expense (income)	2,921		4,743		5,545
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	27,611		(9,611)
Actuarial gains and losses by changes in financial assumptions	52,684		4,995
Actuarial gains and losses by experience adjustments	(24,592)		16,292
Return on plan assets (excluding amounts included in interest income)	9,438		6,308		11,116
Contributions by the Group	(319,601)		(268,918)
Contributions by the employees	(17,574)		(248)
Payments from plans (settlement)	(17)		0
Payments from plans (benefit payments)	(2)		(3,922)
Payments from the Group	(34,242)		(34,361)
Transfer in	562		646
Transfer out	0		0
Effect of exchange differences	1,623		(719)
Effect of business acquisition and disposal	21		47,809
Others	48		26
Ending	₩ 125,438	[1]	188,970	[1]	210,766
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees.
Description of risks to which plan exposes entity	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method.
Net defined benefit liability (asset)	₩ 125,438		188,970
Net defined benefit asset	100,083		50,597			$ 84,423
Net defined benefit liability	225,521		239,567			$ 190,233
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning	2,491,923	[1]	2,299,476
Changes in net defined benefit liability (asset) [abstract]
Current service cost	241,448		233,273
Past service cost	451		(16,197)
Gains on settlement	(4,311)		(1,912)
Interest expense (income)	47,481		46,178
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	27,611		(9,611)
Actuarial gains and losses by changes in financial assumptions	52,684		4,995
Actuarial gains and losses by experience adjustments	(24,592)		16,292
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions by the Group	0		0
Contributions by the employees	0		0
Payments from plans (settlement)	(6,961)		(8,162)
Payments from plans (benefit payments)	(221,276)		(148,468)
Payments from the Group	(34,242)		(34,361)
Transfer in	9,854		9,673
Transfer out	(9,292)		(8,635)
Effect of exchange differences	1,670		(724)
Effect of business acquisition and disposal	21		110,080
Others	48		26
Ending	2,572,517	[1]	2,491,923	[1]	2,299,476
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning	(2,302,953)	[1]	(2,088,710)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	0		0
Past service cost	0		0
Gains on settlement	0		0
Interest expense (income)	(44,560)		(41,435)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	9,438		6,308
Contributions by the Group	(319,601)		(268,918)
Contributions by the employees	(17,574)		(248)
Payments from plans (settlement)	6,944		8,162
Payments from plans (benefit payments)	221,274		144,546
Payments from the Group	0		0
Transfer in	(9,292)		(9,027)
Transfer out	9,292		8,635
Effect of exchange differences	(47)		5
Effect of business acquisition and disposal	0		(62,271)
Others	0		0
Ending	₩ (2,447,079)	[1]	₩ (2,302,953)	[1]	₩ (2,088,710)

[1]	The net defined benefit liabilities of ￦ 188,970 million is calculated by subtracting ￦ 50,597 million of net defined benefit assets from ￦ 239,567 million of net defined benefit liabilities as of December 31, 2020. The net defined benefit liabilities of ￦ 125,438 million is calculated by subtracting ￦ 100,083 million of net defined benefit assets from ￦ 225,521 million of net defined benefit liabilities as of December 31, 2021.